Debt Instruments at Fair Value Through Other Comprehensive Income (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2020 CLP ($)
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments		$ 390,954	$ 258,183
valuation adjustment	$ 102,855	29,184
Comder Contraparte Central S.A. [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments		65,140	158,600
London Clearing House (LCH) [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Available for sale investments		73,109	$ 67,685
Total Attributable To Shareholders Of The Bank [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) [Line Items]
valuation adjustment	101,696	28,135
Non-controlling Interest [Member]
Debt Instruments at Fair Value Through Other Comprehensive Income (Details) [Line Items]
valuation adjustment	$ 1,159	$ 1,049